Registration No. 33-6343
   __________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   (X)

                       Pre-Effective Amendment No. __ ( )
                       Post-Effective Amendment No. 18 (x)

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (X)
                              Amendment No. 20  (x)
                        (Check appropriate box or boxes.)


                          THE PRIMARY TREND FUND, INC.
               (Exact name of Registrant as Specified in Charter)

                     First Financial Centre
                     700 North Water Street
                      Milwaukee, Wisconsin                        53202
             (Address of Principal Executive Offices)          (Zip Code)

                                 (414) 271-7870
              (Registrant's Telephone Number, including Area Code)


                  Lilli Gust                      Copy to:
        Arnold Investment Counsel Incorporated    Richard L. Teigen
             First Financial Centre               Foley & Lardner
             700 North Water Street               777 East Wisconsin Avenue
          Milwaukee, Wisconsin  53202             Milwaukee, Wisconsin  53202
        (Name and Address of Agent for Service)


   Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

   It is proposed that this filing become effective (check appropriate box):

   [X]  immediately upon filing pursuant to paragraph (b)

   [_]  on (date) pursuant to paragraph (b)

   [_]  60 days after filing pursuant to paragraph (a)(1)

   [_]  on (date) pursuant to paragraph (a)(1)

   [_]  75 days after filing pursuant to paragraph (a)(2)

   [_]  on (date) pursuant to paragraph (a)(2), of Rule 485

   If appropriate, check the following box:

        [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      (Facing Sheet Continued on Next Page)
   __________________________________________________________________________


   Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940, and filed its required Rule 24f-2 Notice for the Registrant's fiscal year ended June 30, 1996 on August 27, 1996.


        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                  Proposed      Proposed
       Title of                   Maximum       Maximum
      Securities      Amount      Offering     Aggregate      Amount of
        being         Being        Price        Offering    Registration
      Registered    Registered  Per Unit(1)   Price(1)(2)        Fee

    Common Stock,    108,784      $ 14.83    $1,613,266.72      $ 100
     $.0001 par      shares
       value

   (1) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(d) under the Securities Act of 1933


   (2) The calculation of the Proposed Maximum Aggregate Offering Price was made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The amount of shares of Common Stock redeemed by The Primary Trend Fund, Inc. during its fiscal year ended June 30, 1996 was 298,837 shares. The number of shares previously used in a reduction made pursuant to Rule 24f-2(c) was 212,305. Therefore, 86,532 shares being registered were not considered in calculating the proposed maximum aggregate offering price.


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                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin on the 26th day of June, 1997.


                              THE PRIMARY TREND FUND, INC.
                              (Registrant)


                              By:  /s/ Lilli Gust
                                   Lilli Gust
                                   President

          Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

          Name                     Title                    Date


   /s/ Lilli Gust             Principal Executive      June 26, 1997
   Lilli Gust                 Officer and Director


   /s/ James R. Arnold, Jr.   Principal Financial      June 26, 1997
   James R. Arnold, Jr.       and Accounting Officer


   /s/ Joseph L. Cook         Director                 June 26, 1997
   Joseph L. Cook


   /s/ David R. Aushwitz      Director                 June 26, 1997
   David R. Aushwitz


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                            EXHIBIT INDEX

   Exhibit No.                Exhibit                  Page No.


       (10)         Opinion of Foley & Lardner,
                     Counsel for Registrant               5